Financial instruments and risk management - Foreign currency sensitivity (Details) - Foreign currency - Fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD
Financial instruments and risk management
Percentage of reasonably possible increase in exchange rate			5.00%
Percentage of reasonably possible decrease in exchange rate			(5.00%)
Effect on profit before tax from reasonably possible increase in exchange rate		$ (80,919)
Effect on profit before tax from reasonably possible decrease in exchange rate		$ 80,919
Denominated in Mexican pesos
Financial instruments and risk management
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rate	(5.00%)	(5.00%)
Effect on profit before tax from reasonably possible increase in exchange rate	$ (10,436)	$ (18,528)
Effect on profit before tax from reasonably possible decrease in exchange rate	$ 10,436	$ 18,528